Guaranteed Benefit Features - Guaranteed Death and Benefit (Parenthetical) (Detail) (Separate Account Liability, Stabilizer and MCGs, USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Separate Account Liability | Stabilizer and MCGs
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Externally managed assets included in Separate account liability not reported on balance sheet	$ 25.9	$ 24.2